CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 161,297		$ 161,297
Cost of revenue	33,862		33,862
Gross margin	127,435		127,435
Operating Expenses:
Consulting	150,773	451,782	694,498	782,960	$ 2,452,383	$ 1,955,213
Professional fees	125,814	49,476	541,560	126,630	407,501	413,479
Payroll expense	358,140	196,550	532,264	452,289	829,364	824,393
Director fees	13,500	4,500	88,000	9,000	171,000	18,500
General and administration expenses	510,856	362,320	760,803	596,970	1,287,030	373,095
Total operating expense	1,159,083	1,064,628	2,617,125	1,967,849	5,663,320	4,120,805
Loss from Operations	(1,031,648)	(1,064,628)	(2,489,690)	(1,967,849)	(5,663,320)	(4,120,805)
Other income (expense):
Interest expense	(1,281,497)	(23,465)	(1,709,153)	(23,465)	(250,404)	(1,187,033)
Change in fair value of derivative	(544,606)		1,136,079			(576,573)
Loss on debt issuance	(180,537)	(33,774)	(2,676,526)	(195,483)
Gain on conversion of debt	260,882		260,882
Gain on extinguishment of debt	17,500		17,500
Total other expense	(1,728,258)	(57,239)	(2,971,218)	(218,948)	(250,404)	(1,913,606)
Net loss before provision for income tax	(2,759,906)	(1,121,867)	(5,460,908)	(2,186,797)	(5,913,724)	(6,034,411)
Provision for income tax expense
Net loss	(2,759,906)	(1,121,867)	(5,460,908)	(2,186,797)	(5,913,724)	(6,034,411)
Net loss attributed to non-controlling interest	33,294		33,294
Net loss attributed to Clean Vision Corporation	(2,726,612)	(1,121,867)	(5,427,614)	(2,186,797)
Other comprehensive income:
Foreign currency translation adjustment	(15,517)	(677)	(17,058)	(10,717)	16,670
Comprehensive loss	$ (2,742,129)	$ (1,122,544)	$ (5,444,672)	$ (2,197,514)	$ (5,897,054)	$ (6,034,411)
Loss per share - basic and diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average shares outstanding - basic and diluted	472,393,505	346,077,060	452,020,498	330,149,065	344,710,350	197,675,465
Officer stock compensation expense					$ 516,042	$ 536,125
Loss on investment						$ (150,000)